IMPAIRMENT	12 Months Ended
Dec. 31, 2018
IMPAIRMENT
IMPAIRMENT

5) IMPAIRMENT

a) Impairment of PP&E

There was no impairment recorded for the years ended December 31, 2018 and 2017. The $301.2 million impairment for the year ended December 31, 2016 was due to lower 12-month average trailing crude oil and natural gas prices.

The following table outlines the 12-month average trailing benchmark prices and exchange rates used in Enerplus’ ceiling test as at December 31, 2018, 2017 and 2016:

				U.S. Henry	AECO Natural
	WTI Crude Oil	Exchange Rate	Edm Light Crude	Hub Gas	Gas Spot
Period	US$/bbl	US$/CDN	CDN$/bbl	US$/Mcf	CDN$/Mcf
2018	$65.56	1.28	$69.58	$3.10	$1.67
2017	51.34	1.30	63.57	2.98	2.32
2016	42.75	1.32	52.26	2.49	2.17

b) Goodwill Impairment

Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that goodwill may be impaired.

There were no additions or impairments to goodwill for the year ended December 31, 2018 or the comparative years.